UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: February 28

Date of reporting period: May 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INCOME TRUST

LEGG MASON WESTERN ASSET MANAGED

MUNICIPALS FUND

FORM N-Q

MAY 31, 2010

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.3%
Alabama - 0.5%
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	$4,000,000	$4,332,080
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,241,950
AGC	5.250%	1/1/39	10,000,000	10,564,900
Huntsville, AL, Solid Waste Disposal Authority & Resources Recovery Revenue, Refunding, NATL	5.500%	10/1/13	4,940,000	4,987,473	(a)
Southeast Alabama Gas District, Alabama General System Revenue, AMBAC	5.625%	6/1/25	4,000,000	4,080,000	(b)

Total Alabama				29,206,403

Alaska - 0.5%
Alaska Housing Finance Corp., Home Mortgage Revenue	5.500%	12/1/38	21,290,000	22,191,632
Alaska Housing Finance Corp., Home Mortgage Revenue	5.350%	12/1/39	5,000,000	5,125,800
Alaska Industrial Development & Export Authority Revenue, Williams Lynxs Alaska Cargoport	8.125%	5/1/31	2,500,000	2,256,325	(a)

Total Alaska				29,573,757

Arizona - 2.4%
Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project	5.000%	1/1/31	2,500,000	2,567,975
Arizona Health Facilities Authority Revenue, Catholic Healthcare West	6.625%	7/1/20	3,000,000	3,044,730	(b)
Greater Arizona Development Authority, Infrastructure Revenue:
Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,812,230
Pinal County Road Project, NATL	5.000%	8/1/20	2,895,000	3,077,559
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	610,145	(c)
Maricopa County, AZ, IDA, MFH Revenue, Refunding Bonds, FHA, GNMA-Collateralized	6.000%	10/20/31	1,730,000	1,838,800
Maricopa County, AZ, Pollution Control Corp., PCR, Southern California Edison Co.	5.000%	6/1/35	10,000,000	10,007,800
Phoenix, AZ, Civic Improvement Corp. Wastewater System Revenue, NATL/FGIC	5.000%	7/1/24	1,000,000	1,018,680
Pima County, AZ, USD, No. 1 Tucson, NATL/FGIC	7.500%	7/1/10	1,000,000	1,005,450
Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair	7.900%	1/1/12	40,000	40,931
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	13,165,216
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	23,410,000	21,232,168
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	60,000,000	53,262,000
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	11,627,400
Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,014,580
University of Arizona, COP:
AMBAC	5.000%	6/1/28	5,435,000	5,554,624
Unrefunded Balance, University of Arizona Project, AMBAC	5.000%	6/1/19	130,000	134,156
Unrefunded Balance, University of Arizona Project, AMBAC	5.000%	6/1/20	60,000	61,731

Total Arizona				133,076,175

California - 17.9%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Refunding Children’s Hospital & Research	5.000%	12/1/37	6,400,000	5,824,704

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Sharp Healthcare	6.250%	8/1/39	$10,000,000	$10,970,600
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,174,600
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	15,474,300
San Francisco Bay Area	5.125%	4/1/39	82,155,000	85,310,574
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	4,132,097
California EFA Revenue	5.625%	7/1/23	500,000	417,925
California Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center	5.000%	8/15/39	68,900,000	65,449,488
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,347,670	(a)
Home Mortgage	5.000%	2/1/28	10,000,000	9,050,600	(a)
Home Mortgage	4.700%	8/1/36	8,500,000	6,832,385	(a)
Home Mortgage	5.500%	8/1/38	10,000,000	10,055,000
Home Mortgage	5.600%	8/1/38	12,500,000	11,390,375	(a)
Home Mortgage	5.500%	8/1/42	3,255,000	3,291,944	(a)
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,140,089
California State Department of Veteran Affairs, Home Purchase Revenue, AMBAC	5.300%	12/1/21	4,875,000	5,017,643
California State Department of Water Resources, Water Revenue, AGM	5.125%	12/1/24	3,645,000	3,822,402
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	10,472,700
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,894,581
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	8,550,000	8,765,973
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,044,400
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	10,943,136
John Muir Health	5.125%	7/1/39	7,280,000	6,977,370
St. Joseph Hospital, FGIC	5.750%	7/1/47	20,000,000	20,295,600
Castaic Lake Water Agency, COP, Revenue, NATL	5.250%	8/1/23	14,300,000	14,592,721
Cucamonga County, CA, Water District, COP, NATL/FGIC	5.125%	9/1/31	3,655,000	3,699,883
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,492,100
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue	6.750%	6/1/39	24,000,000	27,883,200	(b)
Imperial Irrigation District Electric Revenue	5.000%	11/1/33	7,500,000	7,701,750
Imperial Irrigation District Electric Revenue	5.125%	11/1/38	27,800,000	28,553,658
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.250%	8/1/21	3,000,000	3,068,310
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	6,730,000	6,498,892
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,369,627
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	9,331,380
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/40	72,500,000	73,921,725
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/34	16,250,000	17,081,025
Los Angeles, CA, Water & Power Revenue:
Power Systems, AGM	5.000%	7/1/23	1,500,000	1,601,655
Power Systems, AGM	5.000%	7/1/26	7,850,000	8,300,983
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	22,760,000	24,386,202
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	15,000,000	17,508,300
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	88,560,000	97,853,363
Modesto, CA, Irrigation District, COP:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Capital Improvements	6.000%	10/1/39	$15,000,000	$16,405,950
Capital Improvements, AGM	5.000%	7/1/20	1,535,000	1,577,151
Capital Improvements, AGM	5.000%	7/1/21	2,210,000	2,268,278
Capital Improvements, AGM	5.000%	7/1/22	1,680,000	1,721,429
Novato, CA, USD, NATL/FGIC	5.000%	8/1/26	10,785,000	11,073,067
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,809,600
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,696,580
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	4,691,050
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	3,799,600
Sacramento County, CA, Airport System Revenue:
PFC/Grant	6.000%	7/1/35	24,360,000	26,044,981
PFC/Grant	6.000%	7/1/39	29,130,000	30,965,481
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	4,500,000	4,983,885
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,246,950
Sacramento, CA, MUD Electric Revenue, NATL	5.000%	8/15/33	5,000,000	5,034,900
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	30,285,500
Arrowhead Project	5.250%	8/1/26	5,000,000	5,024,900
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,179,631
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	2,892,591
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	12,008,358
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/39	7,965,000	8,347,081
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	35,700,680
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Refunding, NATL/FGIC	5.125%	5/1/26	16,675,000	16,836,080
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,599,146
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,525,505
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,572,750
San Bruno Jail No. 3, AMBAC	5.250%	10/1/20	3,000,000	3,006,720
San Bruno Jail No. 3, AMBAC	5.250%	10/1/26	5,000,000	5,039,850
Turlock, CA, Irrigation District Revenue	5.000%	1/1/40	10,000,000	10,113,400	(d)
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,277,920
AMBAC	5.000%	5/15/24	3,750,000	4,006,125
AMBAC	5.000%	5/15/26	4,000,000	4,197,640
Walnut, CA, Energy Center Authority Revenue	5.000%	1/1/40	20,000,000	20,226,800	(d)

Total California				1,001,100,509

Colorado - 3.6%
Aurora, CO, Hospital Revenue, Childrens Hospital Association	5.000%	12/1/40	5,000,000	5,003,900
Colorado Educational & Cultural Facilities Authority Revenue:

Charter School, Bromley East Project	7.250%	9/15/30	1,000,000	1,086,360	(b)
Unrefunded, University of Denver Project, NATL/FGIC	5.250%	3/1/23	1,190,000	1,263,709
Colorado Health Facilities Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - continued
Catholic Health Initiatives	6.250%	10/1/33	$9,250,000	$10,248,075
Health Facility Authority, AGM	5.250%	3/1/36	20,000,000	20,315,200
Parkview Medical Center Inc. Project	6.500%	9/1/20	1,000,000	1,071,860	(b)
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	4,632,550
Poudre Valley Health Care	5.000%	3/1/25	500,000	503,530
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,119,256
Sisters Leavenworth	5.000%	1/1/35	7,755,000	7,825,183
Sisters Leavenworth	5.000%	1/1/40	85,000,000	84,866,550
Colorado Springs, CO, Hospital Revenue	6.250%	12/15/33	11,000,000	11,547,250
Colorado Water Resource & Power Development Authority, NATL/FGIC	5.375%	11/1/20	2,180,000	2,271,604
Denver, CO, City & County, COP, AMBAC	5.750%	12/1/17	6,655,000	6,901,168	(b)
E-470 Public Highway Authority Revenue, CO, NATL	5.500%	9/1/24	8,900,000	9,065,362
Golden, CO, Sales & Use Tax Revenue, Improvement, AMBAC	5.100%	12/1/20	2,000,000	2,042,100
Highlands Ranch Metropolitan:
GO, District No. 2, AGM	6.500%	6/15/10	525,000	526,081	(c)
GO, District No. 2, AGM	6.500%	6/15/10	475,000	475,974
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	23,000,000	25,229,160
Pueblo County, CO, School District No. 60, GO, NATL/FGIC	5.250%	12/15/20	500,000	556,220	(b)
University of Colorado Hospital Authority Revenue	5.600%	11/15/21	1,000,000	1,072,830	(b)

Total Colorado				204,623,922

Connecticut - 1.1%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	1,520,000	1,428,770	(a)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	11,900,000	12,250,931
Fairfield University	5.000%	7/1/40	21,600,000	22,236,984
Connecticut State HFA:
Housing Mortgage Finance Program	4.850%	11/15/23	7,150,000	7,371,221
Housing Mortgage Finance Program	5.875%	11/15/33	3,805,000	3,995,668
Housing Mortgage Finance Program	6.000%	11/15/38	1,520,000	1,587,458
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	1,121,500	(e)(f)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	3,427,320	(e)(f)
South Central Connecticut Regional Water Authority, Water System Revenue, AMBAC	5.375%	8/1/30	7,920,000	8,063,827	(b)

Total Connecticut				61,483,679

Delaware - 0.5%
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	21,395,000	22,258,074
New Castle County, DE, GO	5.000%	7/15/33	3,240,000	3,506,879
New Castle County, DE, GO	5.000%	7/15/39	3,575,000	3,846,200

Total Delaware				29,611,153

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,351,040
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	8,500,000	9,007,280

Total District of Columbia				17,358,320

Florida - 9.9%
Bonita Springs, FL, Vasari Capital Improvement	6.950%	5/1/32	2,425,000	2,491,130	(b)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Bonnet Creek Resort Community Development District	7.375%	5/1/34	$4,265,000	$3,492,481
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	860,000	977,347	(c)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	11,066,400
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	4,725,720
Capital Projects Finance Authority, FL, Student Housing Revenue, Capital Projects Loan Program, Florida University	7.850%	8/15/31	6,000,000	6,264,600	(b)
Capital Region Community Development District, Capital Improvement	6.850%	5/1/31	865,000	839,716
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	905,000	917,779
Capital Trust Agency Revenue, Seminole Tribe Convention	8.950%	10/1/33	4,000,000	4,759,720	(b)(e)
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	3,585,000	3,584,677
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	20,989,400
Citizens Property Insurance Corp., FL, Senior Secured High Act	6.000%	6/1/17	3,100,000	3,391,927
Clay County, FL, School Board, COP, Master Lease Program, NATL	5.750%	7/1/22	2,000,000	2,028,540	(b)
Clearwater MFH Revenue, Refunding, Rent Housing Drew Gardens Project, FHA	6.500%	10/1/25	290,000	290,032
Clearwater, FL, Water & Sewer Revenue	5.125%	12/1/32	1,555,000	1,650,399
Clearwater, FL, Water & Sewer Revenue	5.250%	12/1/39	5,500,000	5,811,520
Collier County, FL, Health Facilities Authority, Moorings Inc. Project	11.000%	12/1/10	280,000	294,529	(c)
Collier County, FL, Water-Sewer, Refunding, Water Revenue, AMBAC	8.875%	5/1/12	45,000	49,842	(c)
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,825,000	1,714,551
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	175,000	186,601
Escambia County, FL, Utilities Systems Revenue:
NATL	9.750%	6/1/12	125,000	136,191	(c)
NATL/FGIC	6.250%	1/1/15	3,000,000	3,332,490
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage, GNMA/FNMA/FHLMC	5.450%	7/1/33	9,665,000	10,147,380
Homeowner Mortgage, GNMA/FNMA/FHLMC	6.375%	7/1/38	9,260,000	9,881,716
Homeowner Mortgage, GNMA/FNMA/FHLMC	5.500%	7/1/39	13,435,000	14,052,070
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/18	1,625,000	1,717,105
NATL	5.250%	11/1/20	1,805,000	1,889,275
Florida State Board of Education	5.250%	6/1/19	3,220,000	3,372,306
Florida State Board of Education, Capital Outlay, GO, Public Education, NATL/FGIC	5.000%	6/1/19	3,000,000	3,132,270
Florida State Broward County Expressway Authority	10.000%	7/1/14	1,050,000	1,235,546	(c)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,079,580
Florida State Municipal Power Agency Revenue, AGM	5.000%	10/1/31	10,000,000	10,449,400
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	1,290,000	1,502,953	(c)
Highlands County, FL, Health Facilities Authority Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Adventist Health Systems	6.000%	11/15/25	$1,750,000	$1,942,745	(b)
Adventist Health Systems	5.875%	11/15/29	2,750,000	3,127,162	(b)
Adventist/Sunbelt Inc.	6.000%	11/15/31	3,000,000	3,247,230	(b)
Hillsborough County, FL:
IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,554,020	(a)
Utility Revenue, Refunding Bonds, NATL	9.875%	12/1/11	690,000	750,672	(c)
Jacksonville, FL, Health Facilities Authority Revenue, Brooks Health System	5.250%	11/1/38	9,250,000	9,049,090
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, NATL	5.250%	10/1/21	2,000,000	2,081,480
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,562,175
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	145,000	166,746	(c)
Lakeland, FL, Electric & Water Revenue, Refunding, NATL	5.000%	10/1/18	5,100,000	5,164,923
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,340,000	1,354,539	(a)(g)
Lee County, FL, Justice Center, Improvement Revenue Bonds, NATL	11.125%	1/1/11	460,000	487,793	(c)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,011,200
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,504,695
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,061,200	(a)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,035,302	(a)
Mediterra North Community Development District	6.800%	5/1/31	2,215,000	2,217,946
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	8,685,163
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	27,070,000	27,662,021
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	20,272,600
Miami International Airport	5.375%	10/1/41	13,000,000	13,179,010
Miami International Airport, AGM	5.000%	10/1/41	34,085,000	34,313,369
Miami International Airport, NATL/FGIC	5.550%	10/1/13	250,000	254,955	(a)
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,153,400
Miami-Dade County, FL, HFA, Home Ownership Mortgage, GNMA/FNMA Collateralized	6.375%	4/1/33	230,000	242,001	(a)
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,444,500
AGC	5.250%	2/1/27	5,500,000	5,969,425
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,292,323
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	6,669,715
Orlando Health Inc.	5.125%	10/1/26	6,000,000	5,970,000
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	12,947,740
Southern Adventist Hospital, Adventist Health Systems	6.500%	11/15/30	3,000,000	3,111,720	(b)
Orange County, FL, School Board, COP:
AGC	5.500%	8/1/34	37,000,000	40,184,590
AMBAC	5.500%	8/1/25	25,250,000	25,419,427
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,109,740
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,108,150
Orlando, FL, Tourist Development Tax Revenue, AGC	5.500%	11/1/38	58,270,000	57,069,638

Orlando, FL, Urban Community Development, Capital Improvement	6.950%	5/1/33	865,000	920,403	(b)
Orlando, FL, Utilities Commission, Water & Electric Revenue, Refunding	5.000%	10/1/23	2,740,000	2,878,973

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Osceola County, FL, IDA, Community Provider Pooled Loan Program, AGM	7.750%	7/1/10	$6,000	$6,027
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	1,525,000	1,739,537	(c)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,138,493
Panther Trace, FL, Community Development, Special Assessment	7.250%	5/1/33	2,290,000	2,523,488	(b)
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	455,000	457,275	(a)
Polk County, FL, Utilities Systems Revenue, NATL/FGIC	5.000%	10/1/24	2,025,000	2,067,768
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	1,900,000	1,911,191
Renaissance Community Development District, Florida Capital Improvement Revenue	7.000%	5/1/33	840,000	803,998
Reunion East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	4,234,898
Rivercrest Community Development District	7.000%	5/1/32	1,370,000	1,464,078	(b)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	660,440
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,103,300
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	3,603,978
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	8,586,785
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,016,100	(e)
South Lake County, FL, Hospital District, South Lake Hospital Inc.	6.000%	10/1/22	2,000,000	2,030,420
Sunrise, FL, Utilities Systems Revenue, Refunding, AMBAC	5.200%	10/1/22	3,000,000	3,279,630
Tamarac, FL, Water & Sewer Utilities Revenue, AMBAC	9.250%	10/1/10	55,000	56,502	(c)
Tampa, FL, Sales Tax Revenue, AMBAC	5.375%	10/1/21	1,000,000	1,031,510
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	545,430
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,131,830
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	2,025,000	2,291,531	(c)
University of Central Florida, Athletics Association Inc., NATL/FGIC	5.250%	10/1/34	1,000,000	981,070
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,023,748
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,004,140
Waterchase Community Development District	6.700%	5/1/32	1,010,000	1,073,327	(b)
West Orange Healthcare District, FL	5.650%	2/1/22	2,000,000	2,032,440
West Orange Healthcare District, FL	5.800%	2/1/31	2,000,000	2,013,640
West Palm Beach, FL, IDR, AMBAC	11.375%	6/1/11	45,000	47,386	(c)
Westcoast Regional Water Supply Authority, Hillsborough County Project, AMBAC	10.400%	10/1/13	675,000	695,966	(b)

Total Florida				555,188,900

Georgia - 4.7%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	330,000	330,333	(a)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	338,970
Atlanta Development Authority Student Housing Revenue, ADA/CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	803,220
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	54,761,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	53,800,000	57,463,780
Atlanta, GA, Water & Wastewater Revenue:

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
NATL	5.500%	11/1/27	$1,000,000	$1,083,930
NATL/FGIC	5.500%	11/1/19	1,000,000	1,121,640
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC	5.000%	8/1/22	1,000,000	1,030,910
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,928,900
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,025,820
Oglethorpe Power Corp. Vogtle Project, BHAC	5.700%	1/1/43	16,785,000	18,110,176
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,085,030
Columbia County, GA, Water & Sewer Revenue, NATL/FGIC	5.500%	6/1/25	1,000,000	1,001,480
Columbus, GA, Medical Center Hospital Authority Revenue, Certificates of Anticipation	7.750%	7/1/10	205,000	206,195	(c)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	14,800,000	15,272,120
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	20,000,000	22,226,000
East Point, GA, Building Authority Revenue, AGM	0.000%	2/1/20	2,000,000	1,133,840
Fulton County, GA, Facilities Corp., COP, Fulton County Public Purpose Project, AMBAC	5.500%	11/1/18	1,000,000	1,031,210	(b)
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	245,000	271,418	(c)
Georgia Municipal Electric Authority:
Power Revenue, AMBAC	7.250%	1/1/24	500,000	656,570
Power System Revenue	6.500%	1/1/12	655,000	700,516
Georgia Private Colleges & Universities Authority Revenue:
Mercer University Project	5.250%	10/1/20	2,000,000	2,014,120
Mercer University Project	5.750%	10/1/21	500,000	544,695	(b)
Mercer University Project	5.750%	10/1/31	9,785,000	10,659,681	(b)
Georgia Private Colleges & Universities Authority Student Housing Revenue, Mercer Housing Corp. Project	6.000%	6/1/31	2,000,000	1,888,500
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	15,818,250
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA- Collateralized	6.250%	6/1/15	950,000	952,423	(a)(g)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/22	5,000,000	4,942,650
Gas Project Revenue	5.500%	9/15/26	10,000,000	9,956,500
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	293,740
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	619,675
Monroe County, GA, Development Authority, PCR, Oglethorpe Power Corp. Scherer Project	6.800%	1/1/12	500,000	540,670
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,015,840	(a)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	553,620
Savannah, GA, EDA, Student Housing Revenue, University Financing Foundation Project, ACA	6.750%	11/15/20	1,000,000	1,046,690	(b)
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,484,495

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	$1,000,000	$994,390
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,244,195
Ware County Hospital Authority, Revenue Anticipation Certificates, NATL	5.500%	3/1/21	1,175,000	1,190,392

Total Georgia				263,344,084

Hawaii - 1.7%
Hawaii State Airports System Revenue	5.000%	7/1/39	64,300,000	64,449,176
Hawaii State Airports System Revenue	5.000%	7/1/34	28,375,000	28,575,044
Hawaii State Airports System Revenue, Refunding, NATL/FGIC	5.750%	7/1/21	2,500,000	2,535,575	(b)
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	967,430	(a)

Total Hawaii				96,527,225

Illinois - 2.2%
Chicago, IL, Metropolitan Water Reclamation District, Greater Chicago, GO, Capital Improvement Bonds	7.000%	1/1/11	180,000	186,977	(c)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	5,908,620
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,339,425	(a)
Chicago, IL, Single-Family Mortgage Revenue, FHLMC/FNMA/GNMA-Collateralized	7.000%	3/1/32	45,000	47,694	(a)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	20,586,800
Alexian, AGM	5.500%	1/1/28	30,500,000	32,541,060
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,029,480
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	30,077,831
Memorial Health System	5.500%	4/1/39	12,000,000	12,015,600
Illinois Finance Authority, Student Housing Revenue, Refunding, Educational Advancement Fund Inc.	5.250%	5/1/34	2,175,000	1,861,256
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,145,086
Illinois Health Facilities Authority Revenue:
Methodist Medical Center of Illinois Project	9.000%	10/1/10	115,000	118,243	(c)
Passavant Memorial Area Hospital	6.000%	10/1/24	1,500,000	1,542,300	(b)
Illinois Housing Development Authority, MFH Revenue, GNMA-Collateralized	5.750%	12/20/32	1,830,000	1,652,710
Illinois State, COP, Department of Central Management Services, NATL	5.650%	7/1/17	2,750,000	2,756,408
Illinois State, GO, NATL/FGIC	5.125%	2/1/22	4,000,000	4,090,800
Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion, NATL	5.500%	6/15/23	1,000,000	1,069,650
Regional Transportation Authority, NATL/FGIC	7.750%	6/1/20	1,045,000	1,344,716

Total Illinois				124,314,656

Indiana - 1.0%
Indiana Health Facilities Financing Authority, Hospital Revenue	6.375%	8/1/31	2,275,000	2,449,629	(b)
Indiana Health Facilities Financing Authority, Hospital Revenue	6.375%	8/1/31	725,000	739,174
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,385,720
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,200,100

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indiana - continued
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	$10,000,000	$10,438,600
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	9,926,923
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	3,110,000	3,409,928	(c)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	900,000	(f)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	21,620,600

Total Indiana				56,070,674

Iowa - 0.5%
Iowa Finance Authority Revenue:
Catholic Health Initiatives	6.000%	12/1/18	3,000,000	3,068,160
Health Care Facilities, Genesis Medical Center	6.250%	7/1/25	3,000,000	3,004,440
Iowa Finance Authority, Health Facilities Revenue:
AGC	5.250%	8/15/29	5,500,000	5,710,925
Iowa Health System, AGC	5.250%	2/15/29	15,000,000	15,549,900

Total Iowa				27,333,425

Kansas - 0.1%
Kansas State DFA Revenue, Public Water Supply Revolving Loan, AMBAC	5.625%	4/1/23	2,575,000	2,619,625	(b)
Overland Park, KS, Development Corp. Revenue, First Tier	7.375%	1/1/32	1,000,000	1,049,700	(b)
Wyandotte County, Kansas City, KS, School District No. 204, Bonner Springs, Unrefunded Balance, AGM	5.600%	9/1/20	555,000	562,181

Total Kansas				4,231,506

Kentucky - 1.9%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,345,800
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,174,120
Owensboro Medical Health Systems	6.375%	6/1/40	10,000,000	10,294,700
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,660,600
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,329,550
Louisville Arena Project, AGC	6.000%	12/1/42	7,500,000	7,968,975
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health System Inc.	6.375%	3/1/40	6,405,000	6,593,243
Kentucky Housing Corp., Housing Revenue	5.375%	7/1/33	2,000,000	2,091,640
Kentucky Housing Corp., Housing Revenue	5.450%	7/1/38	4,305,000	4,491,966
Kentucky Infrastructure Authority	5.000%	6/1/19	1,200,000	1,218,852
Kentucky Infrastructure Authority	5.000%	6/1/20	1,250,000	1,265,600
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital St. Mary’s Healthcare	6.125%	2/1/37	45,000,000	47,280,150
Louisville & Jefferson County, KY, Metro Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	2,750,000	2,695,963
Owen County, KY, Waterworks System Revenue, American Water Capital Corp.	5.625%	9/1/39	1,000,000	1,026,360

Total Kentucky				106,437,519

Louisiana - 0.2%
East Baton Rouge, LA, Sewer Commission Revenue	5.250%	2/1/34	2,500,000	2,700,100

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - continued
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	$1,000,000	$1,061,090
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,515,800
Rapides, LA, Finance Authority, Environmental Improvement Revenue, International Paper Co. Project	6.550%	11/15/23	1,000,000	1,009,280	(a)

Total Louisiana				10,286,270

Maine - 0.1%
University of Maine System Revenue, AMBAC	5.500%	3/1/30	3,385,000	3,400,436	(b)

Maryland - 1.6%
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	3,000,000	3,114,000
Maryland State Economic Development Corp. Revenue, Health & Mental Hygiene Program	7.750%	3/1/25	1,800,000	1,811,862
Maryland State Economic Development Corp., EDR:
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,607,100
Transportation Facilities Project	5.750%	6/1/35	19,000,000	19,346,750
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health System Inc.	5.000%	7/1/28	5,000,000	5,087,450
Anne Arundel Health System Inc.	5.000%	7/1/32	1,500,000	1,502,115
Anne Arundel Health System Inc.	5.000%	7/1/40	2,500,000	2,488,325
Anne Arundel Health System Inc.	6.750%	7/1/39	7,500,000	8,619,225
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,647,450	(b)
University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,130,860
University of Maryland Medical System	5.125%	7/1/39	12,725,000	12,932,290
Montgomery County, MD, Housing Opportunities Commission Revenue	5.650%	11/1/33	12,980,000	13,192,742

Total Maryland				90,480,169

Massachusetts - 4.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue	5.500%	7/1/30	3,235,000	3,248,199	(b)
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	22,858,650
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,231,222
Boston University	5.700%	10/1/40	13,105,000	14,033,489
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	910,030
Merrimack College Issue, NATL	5.000%	7/1/22	1,000,000	951,170
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,536,160
Massachusetts State HEFA Revenue:
Berklee College of Music	5.000%	10/1/32	5,000,000	5,104,200
Berkshire Health Systems, Radian	5.700%	10/1/25	1,000,000	1,007,940
Caregroup Inc.	5.000%	7/1/28	2,000,000	1,958,780
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,784,020
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,015,430
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,517,160
Caritas Christi Obligation	6.750%	7/1/16	3,000,000	3,137,760
Harvard University	5.000%	7/15/22	15,000,000	16,392,600	(b)
New England Medical Center, FGIC	5.000%	5/15/22	4,805,000	4,682,568
New England Medical Center, FGIC	5.000%	5/15/22	195,000	211,329	(b)
Suffolk University	5.750%	7/1/39	28,000,000	28,473,480

University of Massachusetts Lowell Campus, FGIC	5.250%	10/1/31	5,030,000	5,339,496	(b)
University of Massachusetts Memorial Health Care Inc.	6.625%	7/1/32	1,250,000	1,262,625

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
University of Massachusetts Project, NATL	5.250%	10/1/31	$9,000,000	$9,860,310	(b)
University of Massachusetts Worcester Campus, FGIC	5.250%	10/1/31	5,000,000	5,307,650	(b)
University of Massachusetts Worcester Campus, NATL/FGIC	5.125%	10/1/20	1,055,000	1,077,144
University of Massachusetts Worcester Campus, NATL/FGIC	5.125%	10/1/21	765,000	778,862
University of Massachusetts Worcester Campus, NATL/FGIC	5.125%	10/1/22	885,000	900,806
University of Massachusetts Worcester Campus, NATL/FGIC	5.125%	10/1/23	660,000	670,758
Massachusetts State Housing Finance Agency:
Housing Revenue, Single-Family Housing	5.350%	12/1/33	10,000,000	10,435,800
Housing Revenue, Single-Family Housing	5.400%	6/1/39	5,000,000	5,187,150
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	5,000,000	5,489,300
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	760,000	777,678
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL/FGIC	5.500%	1/1/34	50,000,000	55,056,500
Massachusetts State Water Pollution Abatement Trust, Pool Program, Unrefunded Balance	5.250%	8/1/28	245,000	257,564

Total Massachusetts				221,455,830

Michigan - 3.1%
Byron Center, MI, Public Schools, GO, Q-SBLF	5.000%	5/1/22	4,000,000	4,104,600
Detroit, MI, GO, District State Aid	5.250%	11/1/35	17,000,000	16,881,170
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	8,766,090
AGM	6.250%	7/1/36	10,000,000	10,819,300
Grand Rapids, MI, Water Supply:
Refunding, NATL/FGIC	5.250%	1/1/17	1,000,000	1,013,860
Refunding, NATL/FGIC	5.250%	1/1/18	3,500,000	3,545,290
Lake Superior, MI, State University Revenue, AMBAC	5.500%	11/15/21	1,000,000	1,033,040
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	16,602,630
Facilities Program	6.000%	10/15/38	20,500,000	22,354,225
Michigan State COP, AMBAC	5.500%	6/1/27	5,530,000	5,530,000	(b)
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	18,112,278
Trinity Health	5.375%	12/1/30	21,250,000	21,454,425
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,715,095
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,599,475
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,229,601
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.350%	10/1/35	3,240,000	3,480,019	(a)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,489,160	(g)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	28,676,400

Total Michigan				174,406,658

Minnesota - 0.9%
Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized	6.625%	4/20/43	1,475,000	1,712,475	(b)
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,511,150

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - continued
Eden Prairie, MN, MFH Revenue:
Rolling Hills Project, GNMA-Collateralized	6.150%	8/20/31	$1,000,000	$1,063,160
Rolling Hills Project, GNMA-Collateralized	6.200%	2/20/43	1,000,000	1,062,200
Elk River, MN, ISD No. 728, GO:
NATL	5.375%	2/1/20	9,500,000	9,807,135
NATL	5.500%	2/1/21	4,250,000	4,390,930
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	270,000	306,763	(c)
Minnesota State Higher EFA Revenue, University of St. Thomas	5.000%	10/1/39	2,500,000	2,559,750
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.125%	5/1/30	7,750,000	7,824,633
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue:
Allina Health System	5.250%	11/15/28	10,960,000	11,373,082
Allina Health System	5.250%	11/15/29	7,000,000	7,236,880

Total Minnesota				49,848,158

Mississippi - 0.1%
Adams County, MS, Environmental Improvement Revenue, Refunding Bonds, International Paper Co. Project	6.800%	8/1/24	1,700,000	1,722,661	(a)
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	3,000,000	3,318,990

Total Mississippi				5,041,651

Missouri - 1.8%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	8,635,405
Kansas City, MO, IDA Revenue:
AMBAC	5.000%	12/1/17	2,105,000	2,313,016
AMBAC	5.000%	12/1/20	4,500,000	4,885,965
Mehlville, MO, School District North Route 9, COP, Missouri Capital Improvement Project, AGM	5.000%	9/1/19	1,750,000	1,818,390
Missouri Joint Municipal Electric Utility Commission Power Project Revenue:
Iatan Second Project	5.750%	1/1/29	5,000,000	5,350,850
Iatan Second Project	6.000%	1/1/39	20,000,000	21,280,000
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,205,100
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	30,880,500
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,023,080
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,026,390
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	922,302
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	10,831,732
Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL	5.250%	9/1/22	1,000,000	1,044,890
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,582,020

Total Missouri				99,799,640

Montana - 0.5%
Montana State Board of Housing, Single-Family Program	5.500%	12/1/39	2,345,000	2,446,585
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	30,785,000	26,220,508	(a)

Total Montana				28,667,093

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.2%
Douglas County, NE, Hospital Authority No. 2, Archbishop Bergan Mercy Hospital	9.500%	7/1/10	$160,000	$161,072	(c)
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/23	9,970,000	10,511,869
Omaha Convention Hotel Corp., Nebraska Revenue, Refunding, Convention Center 1st Tier, AMBAC	5.000%	2/1/20	2,710,000	2,914,524

Total Nebraska				13,587,465

Nevada - 0.9%
Clark County, NV, Airport Revenue, AMBAC	5.000%	7/1/40	11,365,000	11,190,661
Henderson, NV, Health Care Facility Revenue, Catholic West	6.750%	7/1/20	3,000,000	3,042,311	(b)
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.250%	6/1/41	10,000,000	9,348,800
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	19,561,882
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,399,575

Total Nevada				50,543,229

New Hampshire - 0.4%
Manchester, NH, General Airport Revenue	5.250%	1/1/30	5,000,000	5,003,200
New Hampshire HEFA Revenue:
Healthcare System, Covenant Health System	6.125%	7/1/31	1,000,000	1,089,530	(b)
Healthcare System, Covenant Health System	5.500%	7/1/34	2,000,000	2,010,760
New Hampshire College	7.500%	1/1/31	1,000,000	1,050,120	(b)
University Systems of New Hampshire, AMBAC	5.375%	7/1/20	1,000,000	1,076,230
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	5,600,000	5,903,968
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	4,730,000	4,973,926

Total New Hampshire				21,107,734

New Jersey - 5.4%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	715,000	715,179
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	9,716,329
School Facilities Construction	5.250%	12/15/33	12,500,000	13,361,625
New Jersey Health Care Facilities Financing Authority Revenue:
Catholic Health East	4.750%	11/15/29	5,000,000	4,900,350
Robert Wood Johnson University Hospital	5.500%	7/1/14	2,280,000	2,284,286
Robert Wood Johnson University Hospital	5.600%	7/1/15	1,000,000	1,001,820
Robert Wood Johnson University Hospital	5.700%	7/1/20	2,045,000	2,047,188
St. Peter’s University Hospital	6.875%	7/1/30	1,500,000	1,501,410
Trinitas Hospital Obligation Group	7.400%	7/1/20	2,000,000	2,030,700	(b)
Trinitas Hospital Obligation Group	5.250%	7/1/30	13,050,000	11,761,051
New Jersey State EDA, First Mortgage Revenue, The Presbyterian Home at Montgomery Project	6.375%	11/1/31	2,000,000	1,714,640
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	13,110,000	10,759,639	(a)
Refunding, Gloucester Marine Project	6.625%	1/1/37	12,000,000	10,368,360
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,016,080
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,050,405	(a)(h)
New Jersey State EFA Revenue:
Kean University	5.500%	9/1/36	7,255,000	7,786,864
Richard Stockton College	5.375%	7/1/38	5,000,000	5,238,150

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	$10,430,000	$11,122,761
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	27,410,858
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	4.750%	12/1/29	8,000,000	8,246,720
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,305,950
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	57,889,620	(a)(i)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	16,135,000	16,755,875
New Jersey State Transportation Trust Fund Authority:
Transportation System	5.875%	12/15/38	30,000,000	33,847,200
Transportation System	0.000%	12/15/28	49,000,000	18,285,330
Transportation System, NATL	6.000%	12/15/19	2,000,000	2,167,800	(b)
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,328,000
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	11,000,000	11,637,450
South Jersey Port Corp. New Jersey Revenue, Refunding	5.000%	1/1/23	2,200,000	2,272,380

Total New Jersey				300,524,020

New Mexico - 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.250%	9/1/34	1,985,000	2,053,761
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	4,990,000	5,218,991
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	5,850,000	6,005,259	(a)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	16,728,600

Total New Mexico				30,006,611

New York - 4.0%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	29,000,000	29,932,350
Liberty, NY, Development Corporation Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	56,335,000	56,487,668
Goldman Sachs Headquarters	5.500%	10/1/37	10,000,000	10,464,300
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	24,987,600
MTA of New York, Dedicated Tax Fund, FGIC	5.250%	11/15/23	5,130,000	5,485,458	(b)
MTA of New York Revenue	6.500%	11/15/28	10,000,000	11,683,600
MTA of New York Service Contract, Refunding, NATL/FGIC	5.000%	7/1/22	7,500,000	7,822,875
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	7,745,000	7,901,604
New York City, NY, HDC, MFH Revenue, GNMA- Collateralized, FHA	5.100%	11/1/24	5,000,000	5,113,650
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,336,080
New York City, NY, Municipal Water Finance Authority:
Water & Sewer System Revenue	6.000%	6/15/33	5,000,000	5,059,500	(b)
Water & Sewer System Revenue, Unrefunded Balance	6.000%	6/15/33	3,000,000	3,035,520
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,325,980
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,348,600
New York State Dormitory Authority Lease Revenue:
State University Dormitory Facilities	6.000%	7/1/14	250,000	253,610	(b)
State University Dormitory Facilities	5.375%	7/1/18	2,000,000	2,197,760	(b)
New York State Dormitory Authority Revenue	7.500%	5/15/11	444,000	468,611

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York State Dormitory Authority Revenue, Department of Education	5.000%	7/1/24	$2,660,000	$2,730,889
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	1,000,000	917,280
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	852,820
Port Authority of New York & New Jersey, Special Obligation Revenue, 5th Installment, Special Project	6.750%	10/1/19	1,250,000	1,107,162	(a)
Tobacco Settlement Financing Corp., Asset- Backed Revenue, AMBAC	5.250%	6/1/22	1,600,000	1,704,736
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute	5.125%	9/1/40	28,825,000	29,410,147

Total New York				224,627,800

North Carolina - 1.0%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,698,205
COP	5.000%	6/1/24	3,000,000	3,140,790
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare	5.250%	1/15/34	13,400,000	13,906,922
Carolinas Healthcare	5.250%	1/15/39	23,000,000	23,804,310
Dare County, NC, COP, AMBAC	5.375%	6/1/15	1,145,000	1,206,715
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,056,750
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,687,503	(b)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	9,549,540

Total North Carolina				58,050,735

North Dakota - 0.2%
Burleigh County, ND, Health Care Revenue, MedCenter One Inc., NATL	5.250%	5/1/13	535,000	536,231
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	10,117,200

Total North Dakota				10,653,431

Ohio - 1.8%
Cleveland, OH, State University, NATL/FGIC	5.000%	6/1/19	1,210,000	1,314,701
Cleveland, OH, Waterworks Revenue:
First Mortgage, NATL, Unrefunded Balance	5.625%	1/1/13	20,000	20,061
First Mortgage, NATL, Unrefunded Balance	5.700%	1/1/14	15,000	15,039
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	3,000,000	3,038,970
Cuyahoga County, OH, Hospital Revenue:
Refunding & Improvement, MetroHealth System Project, NATL	5.625%	2/15/17	1,000,000	1,003,040
Refunding, MetroHealth System, NATL	5.250%	2/15/19	5,935,000	5,951,499
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,506,679
Franklin County, OH, Mortgage Revenue, Villas at St. Therese, GNMA-Collateralized	5.900%	6/20/39	1,000,000	1,015,290
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	810,000	810,689
Green Springs, OH, Health Care Facilities Revenue, St. Francis Health Care Center Project	7.125%	5/15/25	129,716	65	(f)(j)
Greene County, OH, Sewer Systems Revenue,

Government Enterprise, AMBAC	5.625%	12/1/25	5,400,000	5,595,048	(b)
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL/FGIC	5.000%	5/15/24	2,515,000	2,527,449
Hamilton County, OH, Sales Tax Revenue:
AMBAC	5.250%	12/1/18	640,000	648,307

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - continued
AMBAC	5.250%	12/1/19	$2,880,000	$2,949,955	(b)
AMBAC	5.250%	12/1/19	730,000	739,118
AMBAC	5.250%	12/1/32	2,570,000	2,582,439
Lakewood, OH, GO, AMBAC	5.250%	12/1/21	2,000,000	2,141,260	(b)
Lorain County, OH, Hospital Revenue, Catholic Healthcare	5.500%	10/1/17	1,000,000	1,040,420
Lucas County, OH, Hospital Revenue:
Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/23	10,000,000	10,098,900
Promedica Healthcare Obligation Group, AMBAC	5.375%	11/15/29	9,550,000	9,599,183
Mason, OH, COP:
Municipal Facilities Project, NATL	5.000%	12/1/17	1,025,000	1,054,735
Municipal Facilities Project, NATL	5.000%	12/1/18	1,075,000	1,103,649
Municipal Facilities Project, NATL	5.000%	12/1/19	1,080,000	1,106,557
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,549,030
New Albany, OH, Community Authority, Community Facilities Revenue:
AMBAC	5.125%	10/1/21	2,700,000	2,764,854
AMBAC	5.200%	10/1/24	5,500,000	5,601,310
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,612,055	(g)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA/FNMA/FHLMC-Collateralized	5.400%	9/1/33	1,600,000	1,676,816
Ohio State Water Development Authority Revenue, Refunding, Safe Water Service	9.375%	12/1/10	290,000	302,873	(c)
Steubenville, OH, Hospital Facilities Revenue, Refunding & Improvement, Trinity Health System Obligated Group	6.500%	10/1/30	7,410,000	7,559,608	(b)
University of Cincinnati, OH, General Receipts:
NATL/FGIC	5.000%	6/1/20	2,000,000	2,048,780
NATL/FGIC	5.000%	6/1/21	2,500,000	2,558,025
Warrensville Heights, OH, City School District, GO, School Improvement, FGIC	5.750%	12/1/24	3,250,000	3,361,930	(b)
Waterloo, OH, Local School District, GO:
Classroom Facilities Improvement, FGIC	5.125%	12/1/24	2,000,000	2,123,620	(b)
Classroom Facilities Improvement, FGIC, State Aid Withholding	5.125%	12/1/21	3,000,000	3,185,430	(b)

Total Ohio				102,207,384

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	5,000,000	5,463,450
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,564,620
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	2,995,000	3,239,901
Woods County, OK, IDA, IDR, Refunding, Cargill Inc. Project	6.250%	10/1/14	1,000,000	1,006,260

Total Oklahoma				11,274,231

Oregon - 1.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Refunding, Legacy Health System	5.750%	5/1/15	2,000,000	2,066,460
Clackamas County, OR, Hospital Facility Authority Revenue, Legacy Health System	5.250%	5/1/21	5,000,000	5,106,150

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - continued
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	$625,000	$708,556	(b)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	375,000	344,085
Multnomah County, OR, Hospital Facilities Authority Revenue:
Adventist Health	5.125%	9/1/40	7,425,000	7,497,913
Providence Health Systems	5.250%	10/1/16	1,000,000	1,100,880
Providence Health Systems	5.250%	10/1/20	1,000,000	1,070,490
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	18,717,831
Oregon State Department of Administrative Services:
COP	5.250%	5/1/39	1,900,000	2,006,438
Lottery Revenue, AGM	5.500%	4/1/18	2,000,000	2,180,940	(b)
Oregon State Facilities Authority Revenue, Samaritan Health Services	5.250%	10/1/40	31,645,000	32,019,993
Oregon State GO, Veterans Welfare	5.375%	12/1/31	3,150,000	3,180,776
Port of Umatilla, OR, GO, Water Revenue, LOC- Bank of America	6.650%	8/1/22	770,000	772,071	(a)
Portland, OR, Community College District	5.000%	6/1/18	2,885,000	3,018,345	(b)
Washington County, OR, GO	5.000%	6/1/21	4,330,000	4,530,133	(b)
Washington County, OR, GO	5.125%	6/1/23	6,490,000	6,798,015	(b)

Total Oregon				91,119,076

Pennsylvania - 3.4%
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,500,000	1,168,875
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,802,072	(a)
Harrisburg, PA, Redevelopment Authority, First Mortgage Office Building	6.750%	5/15/25	1,875,000	2,039,044	(b)
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,149,400
Lancaster County, PA, Hospital Authority Revenue, Health Center, Willow Valley Retirement Project	5.875%	6/1/31	1,000,000	1,003,040
Lebanon County, PA, Health Facilities Authority Revenue, Hospital, Good Samaritan Hospital Project	5.800%	11/15/22	5,500,000	5,563,030
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	12,366,720
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	4,963,250
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	940,790
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	6,398,040
Pennsylvania Housing Finance Agency, Single- Family Mortgage Revenue	5.400%	10/1/33	5,000,000	5,192,550
Pennsylvania Housing Finance Agency, Single- Family Mortgage Revenue	5.450%	10/1/38	12,000,000	12,423,720
Pennsylvania State Higher EFA Revenue:
Student Association Inc. Project	6.750%	9/1/32	985,000	952,987
Thomas Jefferson University	5.000%	3/1/40	5,710,000	5,869,252
UPMC Health Systems	6.000%	1/15/31	1,000,000	1,044,880	(b)
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	17,270,000	17,719,020
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,129,210
Pennsylvania State Turnpike Commission Revenue	5.125%	12/1/40	25,000,000	25,632,750

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State, Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	$60,000,000	$60,696,000
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,623,280
Philadelphia, PA Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	1,025,000	1,267,566	(c)
St. Mary’s Hospital Authority, Health System Revenue, Catholic Health East	5.000%	11/15/40	7,000,000	7,020,160

Total Pennsylvania				189,965,636

Puerto Rico - 4.4%
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	69,500,000	70,147,045
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Ryder Memorial Hospital Project	6.700%	5/1/24	1,000,000	1,003,300
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	157,524	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	79,000,000	81,978,300
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	87,750,000	91,895,310

Total Puerto Rico				245,181,479

Rhode Island - 0.3%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,317,350
Rhode Island State Economic Development Corp., Airport Revenue, FGIC	6.000%	7/1/28	3,000,000	3,043,140	(b)
Rhode Island State Economic Development Corp., Revenue, Providence Plaza Mall, Senior Notes, Radian	6.125%	7/1/20	3,400,000	3,388,440
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,160,190

Total Rhode Island				15,909,120

South Carolina - 0.2%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	740,229	(c)
Unrefunded Balance, NATL/FGIC	6.750%	1/1/20	670,000	836,589
Richland County, SC, Environmental Improvement Revenue, International Paper Co. Project	6.100%	4/1/23	1,000,000	1,011,090	(a)
South Carolina Jobs - EDA Revenue:
Hospital Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	7,000,000	7,338,380
Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,454,069
South Carolina Transportation Infrastructure Bank Revenue, Refunding, AMBAC	5.000%	10/1/23	960,000	1,020,278

Total South Carolina				13,400,635

South Dakota - 0.1%
South Dakota State, HEFA Revenue, Avera Health	5.500%	7/1/35	3,500,000	3,600,905

Tennessee - 2.1%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,383,062
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	1,953,580
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	8,360,000	8,363,846

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	$9,100,000	$8,841,924
Memphis-Shelby County, TN, Sports Authority Inc., Revenue:
Memphis Arena Projects, AMBAC	5.125%	11/1/21	5,665,000	6,254,613	(b)
Memphis Arena Projects, AMBAC	5.125%	11/1/22	6,915,000	7,634,713	(b)
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	1,565,000	1,528,269
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/22	8,900,000	8,661,747
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/22	5,000,000	4,911,050
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/23	1,500,000	1,435,125
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	18,370,000	17,940,326
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	4,892,026
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/26	44,355,000	42,617,615

Total Tennessee				116,417,896

Texas - 5.9%
Bexar County, TX, Health Facilities Development Corp., Revenue, Army Retirement Residence Project	6.300%	7/1/32	1,500,000	1,680,075	(b)
Bexar County, TX, Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL	6.050%	8/1/36	1,000,000	678,240
Brazos River, TX, Harbor Navigation District:
BASF Corp. Project	6.750%	2/1/12	2,000,000	2,000,000
Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	27,500,000	27,261,025	(a)(h)
Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,087,200	(a)
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	3,677,800	(a)
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.375%	12/1/32	3,000,000	3,028,440
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,428,192
Fort Worth, TX, Housing Finance Corp., GNMA- Collateralized Single-Family Mortgage Revenue, Capital Appreciation	0.000%	6/1/21	10,000	4,113	(a)
Galveston, TX, Special Contract Revenue, Refunding Bonds, Farmland Industries Inc. Project	5.500%	5/1/15	1,775,000	1,657,921
Garza County, TX, Public Facility Corp., Project Revenue	5.750%	10/1/25	4,235,000	4,366,708
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,014,200	(a)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	29,356,070
Harris County, TX, Health Facilities Development Corp.:
Hospital Revenue, Texas Children’s Hospital Project, Revenue	5.375%	10/1/16	2,410,000	2,440,896	(c)
School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,436,800	(c)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining LP Project	5.000%	2/1/23	44,000,000	45,103,080
Deer Park Refining LP Project	4.700%	5/1/18	2,000,000	2,067,600
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	10,532,200
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,675,000	8,725,228
Midland County, TX, Hospital District Revenue, Refunding, AMBAC	5.375%	6/1/16	1,000,000	1,002,870

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Midlothian, TX, Development Authority, Tax Increment Contract Revenue	7.875%	11/15/26	$2,000,000	$2,181,860	(b)
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	56,664,900
North Texas Tollway Authority Revenue	6.250%	1/1/39	8,000,000	8,807,440
Northside Texas, GO, ISD, Unrefunded Balance, PSFG	6.000%	8/15/16	55,000	55,513
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,071,204
Paris, TX, Water & Sewer Revenue, NATL/FGIC	5.375%	6/15/20	1,550,000	1,552,620
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/27	6,600,000	6,606,732
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue	6.700%	11/15/30	2,500,000	2,595,925	(b)
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,715,226
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	66,140,000	70,292,931
Texas Private Activity Bond Surface Transportation Corp., Senior Lien	6.875%	12/31/39	18,000,000	18,972,720
Weatherford, TX, ISD, Capital Appreciation, PSFG, Unrefunded Balance	0.000%	2/15/21	10,000	4,934

Total Texas				331,070,663

U.S. Virgin Islands - 0.1%
University of the Virgin Islands:
Refunding & Improvement, Bonds, ACA	6.000%	12/1/24	1,000,000	992,360
Refunding & Improvement, Bonds, ACA	6.250%	12/1/29	2,790,000	2,765,197
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	45,000	45,006	(a)
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	110,000	110,027	(a)

Total U.S. Virgin Islands				3,912,590

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	605,000	757,049	(c)

Vermont - 0.1%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	3,017,846	(b)
Norwich University Project	5.500%	9/1/33	1,750,000	1,992,918	(b)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	1,915,000	1,912,396	(a)

Total Vermont				6,923,160

Virginia - 0.2%
Chesterfield County, VA, IDA, PCR, Virginia Electric & Power Co.	5.875%	6/1/17	4,000,000	4,150,520
Fairfax County, VA, Redevelopment & Housing Authority, MFH Revenue, Refunding, Paul Spring Retirement Center, FHA	5.900%	6/15/17	170,000	170,211
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,588,300

Total Virginia				9,909,031

Washington - 0.3%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,872,879	(a)
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,136,990
Multicare Health Systems, AGC	6.000%	8/15/39	2,500,000	2,686,150

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC/TCRS	7.125%	7/1/16	$250,000	$315,135

Total Washington				15,011,154

West Virginia - 0.2%
Fairmont, WV, Water & Sewer Revenue, Refunding Bonds, AMBAC	9.250%	11/1/11	405,000	405,595	(c)
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,139,950
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,110,157
United Health Systems	5.500%	6/1/39	4,000,000	4,102,480

Total West Virginia				13,758,182

Wisconsin - 1.8%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,684,571	(a)
Wisconsin Housing & EDA, Home Ownership Revenue	5.625%	3/1/31	2,520,000	2,591,392	(a)
Wisconsin State General Revenue, Appropriation Revenue	6.000%	5/1/36	52,500,000	57,861,825
Wisconsin State HEFA Revenue:
Agnesian Healthcare Inc.	6.000%	7/1/30	1,000,000	1,005,940
Aurora Health Care Inc.	6.400%	4/15/33	1,750,000	1,794,363
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	9,122,490
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	7,878,858
Children’s Hospital	5.375%	8/15/37	2,800,000	2,886,212
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,511,389
Kenosha Hospital & Medical Center Project	5.700%	5/15/20	1,875,000	1,876,650
Medical College of Wisconsin Inc. Project, NATL	5.400%	12/1/16	1,000,000	1,002,880
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	3,806,845

Total Wisconsin				100,023,415

Wyoming - 0.9%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	11,864,710
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	8,000,000	8,505,760
Wyoming CDA, Housing Revenue	5.500%	12/1/33	12,420,000	13,084,222
Wyoming CDA, Housing Revenue	5.625%	12/1/38	14,000,000	14,598,920
Wyoming Municipal Power Agency, Power Supply	5.000%	1/1/42	1,000,000	1,002,730

Total Wyoming				49,056,342

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,178,712,845)				5,451,466,785

SHORT-TERM INVESTMENTS - 1.7%
Connecticut - 0.0%
Connecticut State HEFA Revenue, University of New Haven, LOC-Wells Fargo Bank N.A.	0.240%	6/3/10	1,000,000	1,000,000	(k)

Florida - 0.6%
Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank	0.510%	6/4/10	1,000,000	1,000,000	(k)

Florida State Municipal Power Agency Revenue, All Requirements Power Supply, LOC-SunTrust Bank	0.350%	6/1/10	17,625,000	17,625,000	(k)
Gainesville, FL, Utilities System Revenue, SPA- SunTrust Bank	0.500%	6/1/10	3,500,000	3,500,000	(k)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities, Bayfront Hospital, LOC-SunTrust Bank	0.370%	6/1/10	$13,200,000	$13,200,000	(k)

Total Florida				35,325,000

Missouri - 0.0%
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Bank of America N.A.	0.270%	6/1/10	300,000	300,000	(k)

New Jersey - 0.0%
New Jersey EDA, School Revenue, Facilities Construction, LOC-Bank of Nova Scotia, Lloyds TSB Bank PLC	0.240%	6/1/10	600,000	600,000	(k)

New York - 0.8%
New York City, NY, TFA, SPA-Wachovia Bank N.A.	0.240%	6/1/10	45,360,000	45,360,000	(k)

Ohio - 0.0%
Pooled Financing Program, LOC-Fifth Third Bank	0.550%	6/3/10	355,000	355,000	(k)

Puerto Rico - 0.2%
Commonwealth of Puerto Rico, GO:
Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.230%	6/1/10	3,635,000	3,635,000	(k)
Public Improvements, AGM, SPA-Dexia Bank	0.270%	6/3/10	2,200,000	2,200,000	(k)
Public Improvements, AGM, SPA-Dexia Credit Local	0.270%	6/3/10	100,000	100,000	(k)
Public Improvements, SPA-Dexia Credit Local	0.230%	6/1/10	1,800,000	1,800,000	(k)

Total Puerto Rico				7,735,000

Texas - 0.0%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.400%	6/2/10	2,100,000	2,100,000	(k)

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Gifford Medical Center Project, LOC-Keybank N.A.	0.390%	6/1/10	3,000,000	3,000,000	(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $95,775,000)				95,775,000

TOTAL INVESTMENTS - 99.0% (Cost - $5,274,487,845#)				5,547,241,785
Other Assets in Excess of Liabilities - 1.0%				58,488,149

TOTAL NET ASSETS - 100.0%				$5,605,729,934

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is purchased on a when-issued basis.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(f)	The coupon payment on these securities is currently in default as of May 31, 2010.

(g)	Maturity date shown represents the mandatory tender date.

(h)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2010.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Illiquid security.

(k)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governor
ACA	— American Capital Assurance - Insured Bonds

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Community Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificate of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
LIQ	— Liquidity Facility - Insured Bonds
LOC	— Letter of Credit - Insured Bonds
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utilities District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
PSFG	— Permanent School Fund Guaranty
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2010

Summary of Investments by Sector *

Health Care	21.2%
Transportation	15.6
Power	10.2
Industrial Revenue	8.4
Education	7.8
Special Tax Obligation	6.4
Housing	6.0
Pre-Refunded/Escrowed to Maturity	5.1
Leasing	5.0
Other	4.5
Water & Sewer	4.2
Solid Waste/Resource Recovery	2.0
Local General Obligation	1.6
State General Obligation	0.3
Short-Term Investments	1.7
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2010 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
AAA/Aaa	12.1%
AA/Aa	30.2
A	46.4
BBB/Baa	5.5
BB/Ba	0.4
B/B	0.2
CCC/Caa	0.1
A-1/VMIG1/F1	1.7
NR	3.4

100.0%

†	As a percentage of total investments.

‡	In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 26 and 27 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad

Bond Ratings (unaudited) (continued)

times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$5,451,466,785	—	$5,451,466,785
Short-term investments†	—	95,775,000	—	95,775,000

Total investments	—	$5,547,241,785	—	$5,547,241,785

Other financial instruments:
Futures contracts	$797,745	—	—	$797,745

Total	$797,745	$5,547,241,785	—	$5,548,039,530

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are

Notes to Schedule of Investments (unaudited) (continued)

made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities Traded on a When-Issue Basis. The Fund may trade securities on a when-issue basis. In a when-issue transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$302,109,272
Gross unrealized depreciation	(29,355,332)

Net unrealized appreciation	$272,753,940

At May 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Sell:
U.S. Treasury 10-Year Notes	1,000	6/10	$117,022,500	$120,671,875	$(3,649,375)
U.S. Treasury 30-Year Bonds	1,385	6/10	160,376,780	170,657,969	(10,281,189)
U.S. Treasury 30-Year Bonds	7,615	9/10	948,755,653	934,027,344	14,728,309

Net Unrealized Gain on Open Futures Contracts					$797,745

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 31, 2010:

	Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation	Total
Interest Rate Contracts	$14,728,309	$(13,930,564)	$797,745
Other Contracts	—	—	—

Total	$14,728,309	$(13,930,564)	$797,745

During the period ended May 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$799,521,637

Notes to Schedule of Investments (unaudited) (continued)

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	July 27, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	July 27, 2010